Land Use Rights - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about leases for lessee [abstract]
Amortization of land use rights expensed in the profit or loss	¥ 459	¥ 462	¥ 467